Note Payable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Total notes payable	$ 2,890,000	$ 5,971,261
Unamortized debt discount	0	(47,671)
Notes payable	2,890,000	5,923,590
Less current portion	(2,741,737)
Notes payable, long-term portion	148,263	5,923,590
Promissory note to investor
Total notes payable		2,325,000
Promissory note to investor two
Total notes payable		1,046,261
SBA loan
Total notes payable	150,000
Promissory note to investor three
Total notes payable	140,000
RWJ Advanced Marketing, LLC
Total notes payable	$ 2,600,000	$ 2,600,000